Material accounting policies (Policies)	12 Months Ended
Mar. 31, 2026
Material accounting policies [Abstract]
Compliance with IFRS accounting standards	Compliance with IFRS Accounting Standards
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

Approval of the consolidated financial statements	Approval of the consolidated financial statements The consolidated financial statements were authorized for issuance on June 29, 2026, Eastern Time, by the Board of Directors of Coincheck Group N.V.
Basis of measurement	Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value mainly including crypto assets held (current assets), crypto asset borrowings and warrant liabilities.

Use of judgements, estimates, and assumptions	Use of judgments, estimates, and assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that are made in the process of applying accounting policies and that have significant effect on the amounts reported in the consolidated financial statements is included in the Notes of (i) Transaction revenue (Note 3 (13) “Revenue”), (ii) Crypto assets held (Note 13 “Crypto assets held”), and (iii) Crypto asset borrowings due to customers (Note 20 “Crypto asset borrowings”).
Information about uncertainties of assumptions and estimates with a significant risk that could result in significant modification in the next fiscal year is included in the Note of intangible assets (Note 18 (3) “Impairment test”).

Functional currency and presentation currency	Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of Coincheck. The functional currencies of the entities within the Company for the periods presented include JPY, USD, EUR, and CAD. All amounts have been rounded to the nearest million Japanese yen, unless otherwise indicated.

Basis for consolidation	Basis for consolidation
(a)Reverse acquisitions
A “reverse acquisition” is a merger of entities in which, for accounting purposes, the legal acquirer is identified as the accounting acquiree and the legal acquiree is identified as the accounting acquirer. The identification of the accounting acquirer and acquiree is based on the principles of business combination accounting. If the accounting acquiree is identified as a business, business combination accounting is applied. However, if the accounting acquiree does not meet the definition of a business, share-based payment accounting is applied for share-based consideration. Consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (accounting acquiree) but described in the notes as a continuation of the financial statements of the legal subsidiary (accounting acquirer), with a retroactive adjustment of the accounting acquirer’s legal capital to reflect the legal capital of the legal parent (the accounting acquiree). Comparative information presented in those consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent (accounting acquiree).
(b)Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company. Losses applicable to the noncontrolling interest (“NCI”) in a subsidiary are allocated to the NCI even if doing so causes the NCI to have a deficit balance.
(c)Acquisitions from entities under common control
Where a transaction involves the transfer of a business between entities under the common control of the same ultimate controlling party, the Company accounts for the transaction using the predecessor value method. The assets acquired and liabilities assumed are recognized at the existing carrying amounts at the date of the transfer. The components of equity of the acquired entities are added to the same components within equity in the consolidated financial statements, and any difference arising on the transaction is recorded directly in merger reserve within equity. The results of the acquired entities are included in the consolidated financial statements from the date on which the transfer is completed.
(d)Loss of control
Upon a loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any NCI, and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Company retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost.
(e)Associates
Associates include investments over which the Company has significant influence or joint control. Investments in associates and joint ventures are accounted for using the equity method, under which the investment is initially recognized at cost and subsequently adjusted for the Company’s share of the investee’s profit or loss and other comprehensive income.
(f)Transactions eliminated in consolidation
Intragroup balances and transactions, and any unrealized income or expenses arising from intragroup transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Financial instruments	Financial instruments
(a)Recognition of financial assets and financial liabilities
Transactions of financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instruments.
(b)Classification and measurement of financial assets
Financial assets are classified into the following categories on initial recognition:
(i)Financial assets measured at amortized cost
Financial assets shall be measured at amortized cost if both of the following conditions are met:
•The financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets measured at amortized cost are initially recognized at their fair value, plus transaction costs directly attributable to the acquisition. Subsequent to the initial recognition, they are measured at amortized cost using the effective interest method.
(ii)Financial assets measured at fair value through profit or loss (“FVTPL”)
Financial assets other than financial assets measured at amortized cost are classified as financial assets measured at FVTPL.
Financial assets measured at FVTPL are initially recognized at fair value and attributable transaction costs are recognized as profit or loss when incurred. Subsequent to the initial recognition, they are measured at fair value, and gains and losses arising from changes in fair value are recognized as profit or loss.
(c)Impairment of financial assets
For financial assets measured at amortized cost, an allowance for expected credit losses is recognized. At the end of each reporting period, the Company assesses whether the credit risk on each financial asset has increased significantly since initial recognition. If the credit risk has not increased significantly since initial recognition, the Company recognizes the loss allowance at an amount equal to the 12-month expected credit losses. Meanwhile, if the credit risk has increased significantly since initial recognition, the Company recognizes the loss allowance at an amount equal to the lifetime expected credit losses.
There is a rebuttable presumption that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due. Financial assets, all or part of which cannot be collected or are presumed difficult to collect, or financial assets that are more than 90 days past due, are defined to be in default.
Credit losses are measured as the present value of the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate, and expected credit loss is the weighted average of the credit losses with the probability of the default occurring used for the weighting.
The Company directly reduces the gross carrying amount of a financial asset when it has no reasonable expectations of recovering the contractual cash flows on a financial asset in its entirety or a portion thereof.
For financial assets measured at amortized cost, expected credit loss is recognized as loss allowance. The loss allowance and the reversal of a loss allowance are recognized in profit or loss as an impairment gain or loss.
(d)Classification and measurement of financial liabilities
(i)Financial liabilities measured at amortized cost
Financial liabilities measured at amortized cost are initially recognized at fair value, minus directly attributable transaction costs. Subsequent to the initial recognition, they are measured at amortized cost using the effective interest method. Loans payables and other payables are included in this category.
(ii)Financial liabilities measured at FVTPL
Financial liabilities measured at FVTPL are initially recognized at fair value and attributable transaction costs are recognized as profit or loss when incurred. Subsequent to the initial recognition, they are measured at fair value, and gains and losses arising from changes in fair value are recognized as profit or loss. Warrant liabilities and derivative liabilities are included in this category.
(e)Derecognition of financial assets and financial liabilities
The Company derecognizes a financial asset when (i) the contractual rights to the cash flows from the financial asset expire or (ii) it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred. The Company derecognizes a financial liability when its contractual obligations are discharged or canceled or expired.
(f)Fair value measurement
The fair value of financial assets and financial liabilities is the price on the measurement date that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.
(g)Cash and cash equivalents
Cash and cash equivalents in the consolidated statements of financial position and consolidated statements of cash flows comprise cash and short-term, highly-liquid investments that are readily convertible to a known amount with an insignificant risk of change in value.
(h)Cash segregated as deposits
Cash segregated as deposits includes cash deposited in trust accounts on which the Company earns interest, and is reported as such in the consolidated statements of financial position.
(i)Customer accounts receivable
Customer accounts receivable is mainly due from credit card companies, which are payment processors, for settlement of funds from customers.
Customer accounts receivable is recognized initially at transaction price. The Company holds the customer accounts receivable with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost.

Crypto assets	Crypto assets
(a)Crypto assets held
Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions and are recognized as inventories. Cryptocurrencies for facilitating customer transactions are recognized at acquisition price at initial recognition, and at fair value, less costs to sell subsequent to the initial recognition since these are held with the purpose of acquiring broker-traders’ margin. Subsequent to the initial recognition, changes in fair value are recognized in profit or loss in the period in which the change occurs. The Company uses major third-party exchanges with high volume and liquidity to measure the fair value of its cryptocurrency. The exchange selected by the Company for each cryptocurrency offers the highest volume and liquidity of trades (i.e., principal market). If a principal market does not exist (e.g., when the volume and liquidity of trades are similar between two or more different markets), the Company uses the most advantageous market. The most advantageous market offers high volume, liquidity of trades, and the most favorable spread, maximizing the amount that would be received to sell the asset, net of transaction costs, or minimizing the amount that would be paid to transfer the liability. The fair value is measured by using a midmarket pricing of the principal market or the most advantageous market. Substantially all of crypto assets held (current assets) correspond to crypto assets borrowed from or deposited by customers under the Coincheck Lending program.
(b)Crypto asset borrowing
Under the Coincheck Lending program, when the Company enters into borrowing agreements with customers, the Company obtains control over the crypto assets deposited by those customers, regardless of whether the Company has actually borrowed the crypto assets or the crypto assets remain deposited with the Company. These crypto assets are recognized as inventories under “Crypto assets held” in the consolidated statement of financial position and the Company’s corresponding obligation to return these crypto assets to customers is recognized as a liability under “Crypto asset borrowings.” Crypto asset borrowings are initially measured at the fair value of the subject crypto assets as the Company incurs an obligation to return the same type and the same amount of crypto assets deposited by customers under the program. Subsequent to initial recognition, changes in fair value of crypto asset borrowings are recognized in profit or loss in the period in which the changes occur because the fair value of the crypto assets fairly demonstrates the obligation to return the crypto assets deposited by customers under the program. In addition, the borrowing fee paid to the customer, which is in the same denomination as the borrowed asset, is calculated by multiplying the quantity of the borrowed crypto assets by the fee rate (calculated as a per annum percentage of the borrowed amount) agreed with the customer and recognized as an expense over the borrowing period.
Property and equipment	Property and equipment
(a)Recognition and measurement
Property and equipment are measured using the cost model and are reported at the acquisition cost, less accumulated depreciation and accumulated impairment losses. Acquisition costs include costs directly related to the acquisition of assets and costs for dismantling and removing.
(b)Depreciation
Depreciation is calculated based on the depreciable amount. The depreciable amount is calculated as the acquisition cost of an asset, less its residual value.
Property and equipment are depreciated over the estimated useful life of each part of a property item, and depreciation is recognized in profit or loss applying the straight-line method. The straight-line method is applied because it is considered to most closely reflect the expected pattern of consumption of the future economic benefits embodied in the asset.
The estimated useful lives of major property and equipment are as follows:
Leasehold improvements: 5 years
     Equipment and fixtures: 3 years to 20 years
Leasehold improvements are depreciated by the straight-line method over the term of the lease (including reasonably certain options periods) or the estimated useful life of the improvements, whichever is shorter.
Depreciation methods, useful lives, and residual values are reviewed at each reporting date, and adjustments are made when required.

Intangible assets	Intangible assets
(a)Goodwill and internally generated intangible assets
Goodwill arising from business combinations is initially measured as the excess of the consideration transferred over the fair value of identifiable assets and liabilities acquired. Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. Business combinations under common control are accounted for using a book value accounting method. No new goodwill is recognized in such transactions; however, any existing goodwill is carried over at its previous carrying amount.
The Company recognizes software development costs as intangible assets if the development costs can be reliably determined, implementation is technologically feasible, there is a high probability for generating future economic benefit, and there are adequate resources to develop and use them. Subsequent to the initial recognition, internally generated intangible assets are measured at the acquisition cost, less accumulated amortization and accumulated impairment losses.
(b)Amortization
Amortization is based on the acquisition cost of an asset less its residual value.
Amortization of intangible assets is recognized in profit or loss applying the straight-line method over the estimated useful life from the time when the asset is available for use.
Goodwill is not amortized.
The estimated useful lives of major intangible assets are as follows:
Internally generated intangible assets: 3 to 5 years
Trademark: 5 years or Indefinite
Customer Relationships: 10 years
Developed Technology: 7 to 10 years
Licenses: Indefinite
Amortization methods, useful lives, and residual values are reviewed at each reporting date, and adjustments are made when required.
The Company considers the useful life of intangible assets to be indefinite only if there is no foreseeable limit to the period over which the intangible assets are expected to generate net cash inflows for the Company based on analysis of all relevant factors. Intangible assets with indefinite useful lives are not amortized and are subject to impairment tests at the same time each year and when there are indications of impairment.

Leases	Leases
The Company assesses whether a contract is or contains a lease at the inception of the contract. The Company recognizes a right-of-use asset and its corresponding lease liability at the lease commencement date.
A right-of-use asset is measured at cost at the commencement date. Subsequently, the Company measures a right-of-use asset applying the cost model. A right-of-use asset is measured at cost, less any accumulated depreciation and any accumulated impairment losses. The right-of-use asset is depreciated using the straight-line method over the estimated useful life of the asset or the relevant lease term, whichever is shorter. The Company determines the lease term as the sum of the noncancellable period and the periods covered by an option to extend (or terminate) the lease term if the lessee is reasonably certain to exercise (or not exercise) the option. The estimated useful lives of right-of-use assets are approximately 1 year to 5 years.
The Company measures a lease liability at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if such rate cannot be readily determined, the Company’s incremental borrowing rate. Subsequently, the lease liability is measured by adjusting the carrying amount to reflect interest on the lease liability and/or the lease payment. When reassessing or modifying a lease, the Company remeasures the carrying amount of the lease liability and accordingly adjusts the carrying amount of the related right-of-use asset.
For short-term leases and leases of low-value assets, the Company recognizes the lease payments associated with those leases as an expense on a straight-line basis over the lease term.

Impairment of non-financial assets	Impairment of non-financial assets
Non-financial assets are reviewed for impairment at the end of each reporting period or if there is an indication of impairment and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. An impairment loss is recognized in the consolidated statements of profit or loss and other comprehensive income if the asset’s carrying amount is greater than its estimated recoverable amount. The recoverable amount is estimated as the higher of the asset’s fair value, less costs to sell and value in use.
For the purposes of conducting impairment reviews, assets are grouped into cash-generating units to which the assets belong. Impairment testing is performed at least annually and whenever there is an indication that the cash-generating unit containing goodwill or intangible assets with an indefinite useful life may be impaired.
An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. However, impairment losses relating to goodwill are not reversed in subsequent periods.

Warrants	Warrants
Share purchase warrants issued by Coincheck Parent are accounted for as warrant liability. The warrants are initially recognized at fair value, and in subsequent periods measured at FVTPL with any changes in fair value recognized in profit or loss until the warrants are exercised, redeemed, or expire.

Employee benefits	Employee benefits
(a)Short-term employee benefits
Short-term employee benefits, including salaries, bonuses, and paid annual leave, that are expected to be settled wholly within 12 months after the end of the reporting periods are expensed as the related service is provided. A liability is recognized at the amounts expected to be paid when the liabilities are settled if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by employees and the obligation can be estimated reliably.
(b)Termination benefits
Termination benefits are expensed at the earlier of when the Company can no longer withdraw the offer of those benefits and when the Company recognizes costs for a restructuring. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted to their present value.
(c)Share-based payments
For share-based payment arrangements granted to employees and others providing similar services, the grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Provisions	Provisions
Provisions are recognized when, if the Company has legal and constructive obligations because of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle those obligations, and the amounts of those obligations can be reasonably estimated. Provisions are discounted to the present value of the estimated future cash flows using a pretax rate that reflects the time value of money and the risks specific to the relevant liabilities.
The unwinding of the discount is recognized in profit or loss.

Equity	Equity
Ordinary Shares issued by Coincheck Parent are classified as equity, and the proceeds from issuance of such shares are included in Ordinary Shares and capital surplus on the consolidated statements of financial position.

Foreign currency translations	Foreign currency translations
(a)Foreign currency translation
Foreign currency transactions are remeasured into the functional currency of each entity within the Company using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the spot rates of exchange at the end of each reporting period. Non-monetary assets and liabilities measured based on historical cost that are denominated in foreign currencies are remeasured at the exchange rate at the date of the initial transaction. Exchange differences arising from the remeasurement or settlement are recognized in profit or loss. Translation differences on items whose fair value gain or loss is recognized in profit or loss are also recognized in profit or loss.
(b)Foreign operations
The assets and liabilities of foreign operations are translated using the spot exchange rates at the end of the reporting period, while income and expenses of foreign operations presented in profit or loss and other comprehensive income are translated using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.
Revenue	Revenue
Revenues that arise from contracts with customers are recognized applying the five-step approach of IFRS 15, Revenue from Contracts with Customers, as shown below. Consideration received from customers does not include significant financing components because the Company receives payments from its customers soon after it fulfills its performance obligations.
Step 1:     Identify the contract with a customer
Step 2:    Identify the performance obligations in the contract
Step 3:    Determine the transaction price
Step 4:     Allocate the transaction price to the performance obligations in the contract
Step 5:    Recognize revenue when (or as) the entity satisfies a performance obligation
Details of revenue and revenue recognition criteria for each of major revenue items recorded in the consolidated statements of profit or loss and other comprehensive income are summarized as follows:
(a)Transaction revenue
Transaction revenue is mainly derived from sales transactions with the Company’s customers. The Company’s customers include parties who hold accounts and utilize the services provided on the Company’s crypto asset platforms, which include customers on the Marketplace platform and Aplo's platform, as well as cover counterparties in sale cover transactions on the Company’s and third-party exchanges. When the Company trades with customers on its platforms, the Company adds a bid-ask spread to the prices of the Company’s cover transactions. The spread is set/revised by the Company in a range to 5.0% for each cryptocurrency based on prevailing market conditions, including competitors’ offers. The Company has the discretion to add a spread that might be higher than the above-mentioned range in instances where there are sudden market movements and shortage of liquidity in the market to ensure the execution of the transactions with customers. Furthermore, the spreads are applied to all transactions with customers regardless of whether the positions made by those transactions are offset before the execution of cover transactions.
The Company has a performance obligation in its contracts with customers to transfer control of the cryptocurrencies to the customer and to deliver cryptocurrencies for transactions with customers. Contracts are defined at the transaction level and revenue is recognized at the point of time when this performance obligation is fulfilled in accordance with IFRS 15. When the Company receives cryptocurrencies as noncash consideration, the Company measures received cryptocurrencies at fair value at the time of delivery.
The Company determined that it acts as a principal in such transactions as it controls (i.e., has the ability to direct the use of, and obtain substantially all of the remaining benefits from the cryptocurrencies it holds as inventory before such cryptocurrencies are transferred to the Company’s customers). Specifically, the Company has the ability to decide whether to hold the crypto assets to balance the Company’s inventory level or sell the crypto assets to customers or cover counterparties. The Company also has the ability to decide to whom the crypto assets will be sold and prevent others from directing the use of the crypto assets. The Company is also entitled to substantially all of the economic benefits of the crypto assets through sales of the crypto assets. Additionally, the Company is primarily responsible for fulfilling the commitment to provide cryptocurrencies to customers on its platforms pursuant to its terms of service, has inventory risk as the Company has no right to return unsold cryptocurrencies to customers or cover counterparties from which it has purchased such cryptocurrencies, and sets the price of the cryptocurrencies it sells on its platforms.
(b)Commission received
Commission received primarily includes revenue from remittance fees, deposit and withdrawal and transfer fees, commissions that are received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace, and commissions that arise from transactions on the Exchange platform.
In accordance with IFRS 15, remittance fees are recognized as revenue when the performance obligation that arises from a customer order to remit cryptocurrencies is satisfied.
Deposit and withdrawal fees are recognized as revenue when the customer’s order to deposit or to withdraw cryptocurrencies are fulfilled, resulting in the performance obligation being satisfied.
The IEO business recognizes commission revenue when the issuer’s tokens are listed on its Marketplace platform. The Company acts as a principal as it holds the primary responsibility to the issuer. Commissions received from the applicants in the IEO business are recognized as revenue when the obligations to deliver the issuer’s tokens to the applicants are performed. The Company acts as an agent to broker a transaction of orders participating in the issuer’s IEO and delivers tokens on behalf of the issuer.
Commissions that arise from transactions on the Coincheck NFT Marketplace are recognized as revenue when the performance obligation of brokering transactions between customers is fulfilled. The Company acts as an agent since the performance obligation is to arrange to transfer NFTs of the selling party to the other party.
Commissions that arise from transactions on the Exchange platform are recognized as revenue when the performance obligation of brokering transactions between customers is fulfilled. The Company acts as an intermediary between customers for orders to buy or sell crypto assets and receives a brokerage fee. The Company does not control the underlying crypto assets before these are transferred to other customers. The Company acts as an agent to broker a transaction of orders to transfer crypto assets of the selling party to the other party.
When the Company receives cryptocurrencies for commissions as noncash consideration, the Company measures received cryptocurrencies at fair value at the time the transaction is completed.
(c)Other revenue
Other revenue is mainly derived from sales of NFTs owned by the Company on the Coincheck NFT Marketplace. In accordance with IFRS 15, sales revenue of NFTs is recognized as revenue when the performance obligation of delivering the NFTs to the customer is fulfilled. The Company acts as a principal since the Company has the ability to decide the price and is responsible for inventory risk.
(14)Other revenue
(a)Staking revenue
The Company generates staking revenue by participating in proof-of-stake validation activities by delegating primarily customer assets (excluding fiat, USDC, and EURC), as well as its own crypto assets, to validator nodes. Staking revenue is recognized when the relevant validation activities have been completed and rewards are awarded by the applicable blockchain protocol and is measured at the fair value of the crypto assets awarded at that time. Under the terms of its customer arrangements, the Company distributes a portion of the staking rewards earned to customers. Such amounts are recorded in “Cost of sales” in the consolidated statements of profit or loss and other comprehensive income.
(b)Investment management fee revenue
The Company earns fees from the management of exchange traded funds and investment funds, which include management fees and performance fees. These fees represent variable consideration as such fees are based on assets under management, which changes based on fluctuations in financial markets, investor subscriptions, and investor redemptions. These fees are presented net of any management fee rebates or fee waivers. The Company's management agreements have a single performance obligation as the promised services are not separately identifiable from other promises in the agreements and, therefore, are not distinct. The Company recognizes revenues when its obligations related to the services are satisfied and it is probable that a significant reversal of the revenue amount would not occur in future periods. Performance obligations for providing management services are satisfied over time and management fee revenue is recognized as services are performed. Performance fee revenue is recognized when the contractual performance criteria have been met.
(c)Other revenue
Other revenue primarily comprises interest income earned from financial operations conducted with JSF Trust and Banking Co., Ltd. These transactions relate to the Company’s deposit, loan, or other treasury arrangements maintained with the institution. The amount recognized reflects interest accrued during the reporting period in accordance with the applicable contractual terms and accounting policies.
(15)Income taxes

Income taxes	Income taxes
Income tax expenses include current taxes and deferred taxes. They are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity.
Current taxes are the estimated taxes to be paid or refunded relating to taxable income or losses for the reporting period by applying the enacted tax rate or the substantively enacted tax rate at the end of the reporting period, adjusted for estimated taxes to be paid or refunded for prior years.
Deferred tax assets and liabilities are recognized with respect to the temporary difference between the carrying amount and the tax bases of assets and liabilities. Deferred tax assets and liabilities are not recognized with respect to the temporary differences arising from the initial recognition of assets and liabilities in transactions (other than business combinations) that affect neither the accounting profit nor the taxable profit (tax loss) and does not give rise to equal taxable and deductible temporary differences and the temporary differences arising from investments in subsidiaries, if the Company can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not be reversed in the foreseeable future.
Deferred tax assets and liabilities are calculated using the tax rate that is expected to be applied at the time when the temporary difference is reversed based on tax laws that are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible differences can be utilized. Deferred tax assets are reassessed at the end of each reporting period and recognized to the extent that it is probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are set off when the Company has a legally enforceable right to set off deferred tax assets against deferred tax liabilities, and the deferred tax assets and deferred tax liabilities relate to corporate income taxes levied by the same taxation authority on either the same taxable entity or different taxable entity, which intends to settle the deferred tax assets and liabilities on a net basis or to realize the assets and liabilities simultaneously.

Earnings per share	Earnings per share
Basic earnings per share are calculated as profit attributable to owners of the Company, divided by the weighted-average number of common shares outstanding during the reporting period.
Diluted earnings per share (earnings per share after adjustment for potential shares) are calculated after adjustment for the dilutive effects of all potential common shares.

New or amended accounting standards and interpretations issued but not yet applied	New or amended accounting standards and interpretations issued but not yet applied
The new or amended accounting standards and interpretations issued, but not applied for the year ended March 31, 2026, are as follows. The Company is evaluating the impact of applying other new or amended accounting standards.

Expected impact of initial application of new standards

New accounting standards or amendments	Effective date (The year beginning on or after)	Adoption periods of the Company (For the year ending)	Content
Classification and Measurement of Financial Instruments - Amendments to IFRS7 and IFRS9	January 1, 2026	March 31, 2027	Amendments to the classification and measurement of financial instruments
Annual Improvements to IFRS Accounting Standards - Volume 11:	January 1, 2026	March 31, 2027	Amendment to gain or loss on derecognition on IFRS 7; Amendments to introduction, disclosure of deferred difference between fair value and transaction price, and credit risk disclosures on the Implementation Guidance for IFRS 7
Amendment to lessee derecognition of lease liabilities and transaction price
Amendment to determination of a ‘de facto agent’
Replacement of the term ‘cost method’ to ‘at cost’
IFRS18 Presentation and Disclosure in Financial Statements	January 1, 2027	March 31, 2028	Replacement of IAS 1 and helping to achieve comparability of the financial performance of similar entities
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS10 and IAS28)	Not determined	Not determined	Amendment of accounting for sale or contribution of assets between an investor and its associates or joint ventures